Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosures [Line Items]
Domestic production deduction	$ 40	$ 17	$ 25
General buisness credits	17		9
Reduction in foreign valuation allowance		10
Income (Loss) from Continuing Operations before Income Taxes, Foreign	53	2	36
Tax Credit Carryforward, Amount	22
Undistributed Foreign Earnings	351	230
Unrecognized tax benefits that would impact effective tax rate	149	154
Unrecognized tax benefits, income tax penalties and interest accrued	63	64
Unrecognized tax benefits, changes that could result from tax audit resolutions	44
State and Local Jurisdiction [Member]
Income Tax Disclosures [Line Items]
Operating Loss Carryforwards	457
Foreign Country [Member]
Income Tax Disclosures [Line Items]
Operating Loss Carryforwards	116
Foreign Country [Member] | Expiring Member
Income Tax Disclosures [Line Items]
Operating Loss Carryforwards	$ 27